Common Stock (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Feb. 02, 2015	Aug. 01, 2014	Jul. 31, 2014	Jul. 07, 2013
Common Stock Details
Article of Incorporation to raise its authorized shares of Common stock						5,000,000,000
Articles of Incorporation to reduce the number of authorized shares				400,000,000
Articles of Incorporation to increase the number of authorized shares			600,000,000
Company issued shares of common stock as settlements of certain liabilities of the Company					8,683,410
Company issued shares of common stock to acquire the assets of Smarterita Brands		4,500,000
Company issued shares of common stock to acquire the assets of Smarterita Brands valued		1,063,500
Company issued Mr. Shuman shares of common stock		21,000,000
warrants to purchase shares of common stock		20,000,000
Shares of common stock were valued at		$ 214,200
Warrants were valued at		$ 265,925
Company issued shares of common stock to various individuals who performed services for the Company		17,275,000
Fair value of the shares of common stock at the shares were issued		1,922,846
Warrants issued to a note holder as a part of a convertible debt agreement		$ 18,500,000
Various individuals purchased shares of common stock		11,223,330
Various individuals purchased shares of common stock for gross proceeds		$ 244,316
Noteholders converted principal	$ 115,741
Noteholders converted principal in to shares of common stock	115,740,710
Preferred Stock
The Company authorized shares of Preferred A stock						10,000,000
The Company authorized shares of Preferred B stock						2,000,000
Articles of Incorporation to reduce the Preferred A authorized shares				1,000,000
Increased the Preferred B shares authorized from				9,000,000
Company has outstanding shares of Preferred A shares	1,000,000